Shareholders' equity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Shareholders' equity
15	Shareholders’ equity

a)	Share capital

Accounting policy

Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity. Income taxes relating to transaction costs of an equity transaction are accounted for in accordance with policy described in Note 13.

At December 31, 2019, Cosan Limited’s share capital is composed of the following:

Shareholders	Class A common shares	%	Class B common shares	%	Total Number of Shares	%
Controlling group	19,514,418	13.73%	96,332,044	100.00%	115,846,462	48.58%
Renaissance Technologies LLC	8,786,694	6.18%	—	—	8,786,694	3.68%
M&G Investment Management Limited	622,555	0.44%	—	—	622,555	0.26%
Eastspring Investments (Singapore) Limited	1,916,859	1.35%	—	—	1,916,859	0.80%
Other	94,636,733	66.59%	—	—	94,636,733	39.69%

Total shares outstanding	125,477,259	88.29%	96,332,044	100.00%	221,809,303	93.02%
Treasury shares	16,638,275	11.71%	—	—	16,638,275	6.98%

Total	142,115,534	100.00%	96,332,044	100.00%	238,447,578	100.00%

As of the date of this annual report, our authorized share capital is U.S.$11,888,863.60, consisting of 1,000,000,000 class A common shares, par value U.S.$0.01 per share and 188,886,360 class B series 1 common shares, par value U.S.$0.01 per share. Of these, 125,477,259 class A common shares were issued and outstanding and 96,332,044 class B series 1 common shares were issued and outstanding as of December 31, 2019. Each of our class A common shares entitles its holder to one vote. Each of our class B common shares entitles its holder to 10 votes.
On January 3, 2019, we acquired 14,228,134 class A common shares pursuant to a tender offer at a purchase price of U.S.$8.88 per share, for a total cost of approximately U.S.$126.3 million (equivalent to R$473,456), excluding fees and other related expenses. These shares represented 9.6% of the issued and outstanding class A common stock of Cosan as of December 31, 2018. The shares accepted for purchase included 2,966,873 additional shares that Cosan elected to purchase pursuant to its right to purchase up to an additional 2% of its outstanding class A common shares. After giving effect to the purchase, we had 134,115,534 outstanding class A common shares remaining.
On April 24, 2019, we announced the cancellation of 32,239,807 class A common shares held in treasury, representing 11.91% of Cosan Limited’s capital stock. After giving effect to the cancellation, we had 142,115,534 total class A common shares remaining.
On September 30, 2019, we acquired 10,244,806 of our class A common shares pursuant to a tender offer at a purchase price of U.S.$15.50 per share, for a total cost of approximately U.S.$158.8 million (equivalent to R$654,217), excluding fees and other related expenses. These shares represented 7.55% of the issued and outstanding class A common stock of Cosan Limited as of September 27, 2019. After giving effect to the purchase, we had 125,477,259 outstanding class A common shares remaining.

b)	Treasury shares
Accounting policy
Treasury shares represent the stocks that are repurchased by the company and are available for specific and limited intents. For accounting purposes, Cosan hold the shares required to meet the future employee share-based payment plans and the volume is treated in the same manner as treasury shares.

The Company holds 16,638,275 Class A treasury shares as of December 31, 2019 (26,011,673 as of December 31, 2018) with a market value of US$22.84 per share as of December 31, 2019 (US$8.80 per share as of December 31, 2018).

c)	Dividends

Accounting policy Cosan Limited is a holding company and can only pay dividends to the extent, if any, that funds are received from its subsidiaries.
On May 16, 2018, the board of directors approved the distribution of the dividends received by Cosan Limited from Cosan S.A.. The dividends were paid to shareholders for the fiscal year ended December 31, 2017 totaling R$ 69,622 or U.S.$ 20,000, corresponding to R$ 0.2861 or U.S.$ 0.0822 per common share without withholding income tax.

d)	Other comprehensive (loss) income

	December 31, 2018	Comprehensive (loss) income	December 31, 2019
Loss on cash flow hedge in joint ventures	(533,917)	(256,486)	(790,403)
Foreign currency translation effects	21,493	27,788	49,281
Actuarial loss on defined benefit plan	(99,246)	(81,712)	(180,958)
Financial instruments with subsidiaries	15,000	—	15,000
Change in fair values of financial assets	1,085	192	1,277

Total	(595,585)	(310,218)	(905,803)

Attributable to:
Owners of the Company	(587,173)	(218,298)	(805,471)
Non-controlling interests	(8,412)	(91,920)	(100,332)

	December 31, 2017	Comprehensive (loss) income	December 31, 2018
Foreign currency translation effects	(372,343)	(161,574)	(533,917)
Gain on cash flow hedge in joint ventures	14,610	6,883	21,493
Actuarial loss on defined benefit plan	(44,937)	(54,309)	(99,246)
Financial instruments with subsidiaries	15,000	—	15,000
Change in fair values of financial assets	841	244	1,085

Total	(386,829)	(208,756)	(595,585)

Attributable to:
Owners of the Company	(394,212)	(192,961)	(587,173)
Non-controlling interests	7,383	(15,795)	(8,412)